Inventoried Costs, Net (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventoried Costs
Inventoried costs, net consisted of the following:

	December 31
$ in millions	2019	2018
Production costs of contracts in process	$476	$402
G&A expenses	31	16
	507	418
Progress and performance-based payments received	(41)	(41)
	466	377
Product inventory and raw material	317	277
Inventoried costs, net	$783	$654